CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Current Assets
Cash	$ 74,665	$ 108,570	$ 590,797
Accounts receivable, net of allowance for bad debts	126,503	104,150	29,385
Prepaid expenses	110,672	69,647	78,790
Inventories	89,741	234,827	146,811
Total Current Assets	401,581	517,194	845,783
Property and equipment, net	1,922,196	1,113,416	365,234
Other assets – right of use	170,986	254,665	105,355
Security deposits	63,036	47,682	17,800
TOTAL ASSETS	2,557,799	1,932,957	1,334,172
Current Liabilities
Accounts payable and accrued expenses	2,585,400	1,873,022	765,652
Accrued liabilities to management	2,243,914	1,542,130	1,156,295
Notes payable	45,000	4,392	6,949
Advances payable	220,897	220,897	220,897
Advances for future stock purchases	700,000
Finance lease obligations	143,748	92,270	50,843
Deferred revenue		9,575	(0)
Debentures payable	122,053	144,000
Promissory Note, net of debt discount	512,000
Commitment Fee Shortfall Obligation	161,539
Operating lease obligations	118,509	114,231	38,037
Convertible debentures		144,000	175,000
Liabilities attributable to discontinued operations		125,851	125,851
Total Current Liabilities	6,853,060	4,126,368	2,539,524
Long term finance lease obligations	264,074	331,748	119,146
Long term operating lease obligations	52,477	140,434	67,318
Total Liabilities	7,169,611	4,598,550	2,725,988
Stockholders’ Deficit
Common stock, $0.001 par value, 2,500,000,000 shares authorized; 1,206,126,390 and 1,132,361,005 shares issued and outstanding, respectively	1,206,126	1,132,361	939,943
Additional paid-in capital	41,684,047	37,826,795	26,536,430
Accumulated deficit	(47,501,985)	(41,624,749)	(28,868,189)
Total Stockholders’ Deficit	(4,611,812)	(2,665,593)	(1,391,816)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 2,557,799	$ 1,932,957	$ 1,334,172